NOTES PAYABLE (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Repayment	$ 0	$ (200,000)	$ (200,000)	$ 0
Repayment of principal	50,000	208,359	208,359	0
Repayment of interest	2,975	79,259	79,259	0
Demand Notes payable [Member]
Balance, March 31, 2018	51,479	$ 330,600	330,600	0
Acquisition of IMT (Note 4)				324,894
Accrued interest	1,496		8,497	5,706
Repayment	(52,975)
Repayment of principal			(208,359)
Repayment of interest			(79,259)
Balance, December 31, 2018	$ 0		$ 51,479	$ 330,600